Shareholder Report, Line Graph (Details) 190826_Brown Advisory Small-Cap Fundamental Value Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Shares
Accumulated Value	$ 1,988,897	$ 1,913,772	$ 1,645,187	$ 1,460,136	$ 1,648,852	$ 1,063,949	$ 1,303,500	$ 1,342,532	$ 1,197,262	$ 1,000,000	$ 2,661,801
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000® Index
Accumulated Value	3,401,734	2,941,037	2,374,150	1,989,010	2,287,140	1,598,588	1,487,326	1,351,879	1,180,297	1,000,000	$ 4,150,922
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000® Value Index
Accumulated Value	$ 1,966,574	$ 1,863,427	$ 1,680,341	$ 1,585,114	$ 1,893,363	$ 1,092,663	$ 1,324,071	$ 1,412,123	$ 1,248,570	$ 1,000,000	$ 2,812,318